Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Cash flows from operating activities:
Net loss	$ (1,261,979)	$ (3,095,960)	$ (3,565,272)	$ (8,862)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Interest earned on marketable securities held in trust account		(401,582)	(403,984)	(521,702)
Impairment of cost method investment		150,000	150,000
Depreciation expense	37,240		5,298
Amortization expense	154,218		85,677
Debt forgiveness income	(93,761)	(300,000)	(369,206)
Issuance of shares for services	153,011	2,169,143	2,170,110
Changes in operating assets and liabilities:
Accounts receivable	(95,645)
Inventory	(22,822)
Prepaid expenses	(10,133)	3,114	3,170
Security deposits	(2,568)		(12,318)
Deferred brokerage fees	(59,051)
Deferred revenues	126,080
Accounts payable	65,474
Deferred legal fees		(100,000)	(100,000)
Accrued expenses	(143,632)	751,438	641,270	63,579
Due from related party	(12,699)
Income taxes payable				(3,168)
Net cash used in operating activities	(1,166,267)	(823,847)	(1,395,255)	(470,153)
Cash flows from investing activities:
Investment of cash in Trust Account				(52,780,000)
Interest income released from Trust Account				406,050
Cash purchased in acquisition	26,180	75,930	75,930
Investment at cost		(150,000)	(150,000)
Lease liability net of lease asset	(776)		775
Purchase of property and equipment	(163,472)	(51,350)	(122,529)
Net cash used in investing activities	(138,068)	(125,420)	(195,824)	(52,373,950)
Cash flows from financing activities:
Gross proceeds from sale of Units, net of commissions				50,860,100
Proceeds from sale of Private Units			1,925,000	2,615,000
Proceeds from note payable - related party, net		3,620	12,143	171,035
Repayment of note payable - related party, net				(120,089)
Settlement of redeemable common stock		(46,291,685)	(46,291,685)
Cash held in trust account used to settle common stock redemption obligation		(7,620,432)	(7,620,432)
Cash in trust		54,645,364	54,648,148
Deferred financing costs	(74,198)			(253,880)
Non-controlling interest of original investment in subsidiaries	24,054
Private placement funds received	50,000	1,000,003
Net cash used in financing activities	(144)	1,736,870	2,673,174	53,272,166
Net change in cash and cash equivalents	(1,304,479)	787,603	1,082,095	428,063
Cash and cash equivalents - beginning of period	1,540,158	458,063	458,063	30,000
Cash and cash equivalents - end of period	235,679	1,245,666	1,540,158	458,063
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Deferred underwriting fees charged to additional paid in capital				1,820,000
Deferred legal fees charged to additional paid in capital				100,000
Issuance of common stock issued to underwriters charged to additional paid in capital				44,327,271
Change in value of common stock subject to possible redemption				1,967,441
Offering costs charged to additional paid capital				25,000
Common stock issued for consideration in an acquisition			$ 6,090,000